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STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT DATED JANUARY 16, 2009

The purpose of this supplement is to provide you with changes to the current Statement of Additional Information for Class A, B, C, R, Y, Investor and Institutional Class shares, as applicable, of the Funds listed below:

AIM CHINA FUND
AIM DEVELOPING MARKETS FUND
AIM GLOBAL HEALTH CARE FUND
AIM INTERNATIONAL TOTAL RETURN FUND
AIM JAPAN FUND
AIM LIBOR ALPHA FUND
AIM TRIMARK ENDEAVOR FUND
AIM TRIMARK FUND
AIM TRIMARK SMALL COMPANIES FUND

Effective January 14, 2009, the following information replaces in its entirety the information appearing under the heading "PORTFOLIO MANAGER FUND HOLDINGS AND INFORMATION ON OTHER MANAGED ACCOUNTS - AIM LIBOR ALPHA FUND" on page H-2 of the Statement of Additional Information. The following table reflects information as of October 31, 2007 (except as noted):

                                                 OTHER              OTHER POOLED
                                           REGISTERED MUTUAL         INVESTMENT                OTHER
                                             FUNDS MANAGED        VEHICLES MANAGED       ACCOUNTS MANAGED
                                         (ASSETS IN MILLIONS)   (ASSETS IN MILLIONS)   (ASSETS IN MILLIONS)
                         DOLLAR RANGE    --------------------   --------------------   --------------------
                       OF INVESTMENTS       NUMBER                 NUMBER                 NUMBER
 "PORTFOLIO MANAGER    IN EACH FUND(1)   OF ACCOUNTS   ASSETS   OF ACCOUNTS   ASSETS   OF ACCOUNTS   ASSETS
 ------------------    ---------------   -----------   ------   -----------   ------   -----------   ------
                                            AIM LIBOR ALPHA FUND

Cynthia Brien(2)             None            None       None        None        None       None        None
Chuck Burge                  None            None       None           3       $ 2.0          2       $ 0.5

(1) This column reflects investments in a Fund's shares owned directly by a portfolio manager or beneficially owned by a portfolio manager (as determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended). A portfolio manager is presumed to be a beneficial owner of securities that are held by his or her immediate family members sharing the same household.

(2) Ms. Brien began serving as portfolio manager on AIM LIBOR Alpha Fund on January 14, 2009. Ownership information for Ms. Brien has been provided as of December 31, 2008."